Consolidated statement of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statements of comprehensive income
Net income for the year	R$ 2,517,753	R$ 1,840,069	R$ 883,878
Items that will be subsequently reclassified to profit or loss:
Fair value adjustments of financial instruments of subsidiaries and joint ventures, net of income and social contribution taxes	(7,399)	602,480	7,274
Translation adjustments and hedge of net investments in foreign operations, net of income and social contribution taxes	0	(304,645)	73,049
Items that will not be subsequently reclassified to profit or loss:
Actuarial gains (losses) of post-employment benefits, net of income and social contribution taxes	(32,971)	(165)	46,610
Total comprehensive income for the year	2,477,383	2,137,739	1,010,811
Total comprehensive income for the year attributable to shareholders of Ultrapar	2,413,929	2,098,306	966,364
Total comprehensive income for the year attributable to non-controlling interests in subsidiaries	R$ 63,454	R$ 39,433	R$ 44,447